Intangible Assets - Summary of Probabilities of Success for Products (Detail)	12 Months Ended
Dec. 31, 2019
CYAD 02 [member]
Disclosure of detailed information about intangible assets [line items]
Probablity of success percentage	8.10%
CYAD-101 [member]
Disclosure of detailed information about intangible assets [line items]
Probablity of success percentage	4.00%
CYAD-211 [member]
Disclosure of detailed information about intangible assets [line items]
Probablity of success percentage	8.10%
Phase I [member] | CYAD 02 [member]
Disclosure of detailed information about intangible assets [line items]
Probablity of success percentage	100.00%
Phase I [member] | CYAD-101 [member]
Disclosure of detailed information about intangible assets [line items]
Probablity of success percentage	100.00%
Phase I [member] | CYAD-211 [member]
Disclosure of detailed information about intangible assets [line items]
Probablity of success percentage	100.00%
Phase I to II [member] | CYAD 02 [member]
Disclosure of detailed information about intangible assets [line items]
Probablity of success percentage	62.00%
Phase I to II [member] | CYAD-101 [member]
Disclosure of detailed information about intangible assets [line items]
Probablity of success percentage	64.00%
Phase I to II [member] | CYAD-211 [member]
Disclosure of detailed information about intangible assets [line items]
Probablity of success percentage	62.00%
Phase II to III [member] | CYAD 02 [member]
Disclosure of detailed information about intangible assets [line items]
Probablity of success percentage	29.00%
Phase II to III [member] | CYAD-101 [member]
Disclosure of detailed information about intangible assets [line items]
Probablity of success percentage	23.00%
Phase II to III [member] | CYAD-211 [member]
Disclosure of detailed information about intangible assets [line items]
Probablity of success percentage	29.00%
Phase III to BLA [member] | CYAD 02 [member]
Disclosure of detailed information about intangible assets [line items]
Probablity of success percentage	53.00%
Phase III to BLA [member] | CYAD-101 [member]
Disclosure of detailed information about intangible assets [line items]
Probablity of success percentage	34.00%
Phase III to BLA [member] | CYAD-211 [member]
Disclosure of detailed information about intangible assets [line items]
Probablity of success percentage	53.00%
BLA to approval [member] | CYAD 02 [member]
Disclosure of detailed information about intangible assets [line items]
Probablity of success percentage	86.00%
BLA to approval [member] | CYAD-101 [member]
Disclosure of detailed information about intangible assets [line items]
Probablity of success percentage	80.00%
BLA to approval [member] | CYAD-211 [member]
Disclosure of detailed information about intangible assets [line items]
Probablity of success percentage	86.00%